Trade Accounts Receivable, Net - Aging of Accounts Receivable (Details) - Trade receivables - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net
Accounts receivable	$ 3,427	$ 2,979	$ 2,535	$ 2,238
Gross carrying amount
Trade Accounts Receivable, Net
Accounts receivable	51,746	46,171
Gross carrying amount | Current
Trade Accounts Receivable, Net
Accounts receivable	34,634	30,045
Gross carrying amount | 0‑30 days
Trade Accounts Receivable, Net
Accounts receivable	6,701	7,605
Gross carrying amount | 31‑60 days
Trade Accounts Receivable, Net
Accounts receivable	839	1,343
Gross carrying amount | 61‑90 days
Trade Accounts Receivable, Net
Accounts receivable	454	683
Gross carrying amount | 91‑120 days
Trade Accounts Receivable, Net
Accounts receivable	1,355	393
Gross carrying amount | 120+ days
Trade Accounts Receivable, Net
Accounts receivable	$ 7,763	$ 6,102